OTHER RECEIVABLE	12 Months Ended
Dec. 31, 2025
Other Receivable
OTHER RECEIVABLE

6.	OTHER RECEIVABLE

As of December 31, 2025 and 2024, the Company had other receivable balances of $0 and $125,000, respectively.

As of December 31, 2024, the balance consisted of a $70,000 fairness opinion valuation fee and a $55,000 extension fee paid by the Company on behalf of the special purpose acquisition company (“SPAC”) in connection with the proposed Business Combination.

On December 9, 2025, upon the completion of the reverse merger and Business Combination, all receivable balances related to amounts paid by the Company on behalf of the SPAC were eliminated against the SPAC’s corresponding payable balances as part of the transaction. Accordingly, no other receivable balance remained outstanding as of December 31, 2025.

The Company does not expect to incur credit losses related to other receivables.